Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2013	Dec. 31, 2012
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	61,587,257	60,287,498
Ordinary shares, shares outstanding	61,587,257	60,287,498